Cover Page Document	Nov. 03, 2021	Oct. 29, 2021
Cover [Abstract]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Entity Central Index Key	0001364885
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	Spirit AeroSystems Holdings, Inc.
Entity File Number	001-33160
Entity Tax Identification Number	20-2436320
Entity Address, Address Line One	3801 South Oliver
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67210
City Area Code	316
Local Phone Number	526-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Amendment Flag	false
Trading Symbol	SPR
Security Exchange Name	NYSE